Label	Element	Value
Bank overdrafts	ifrs-full_BankOverdraftsClassifiedAsCashEquivalents	£ 0
Cash And Cash Equivalents, Excluding Bank Overdrafts	nggtf_CashAndCashEquivalentsExcludingBankOverdrafts	329,000,000
Borrowings, Excluding Bank Overdrafts	nggtf_BorrowingsExcludingBankOverdrafts	26,657,000,000
Financial Instruments Related Temporary Differences [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	16,000,000
Pensions And Other Post-retirement Benefits Related Temporary Differences [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(203,000,000)
Accelerated Tax Depreciation Related Temporary Differences [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	4,893,000,000
Share-based Payments Related Temporary Differences [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(9,000,000)
Other temporary differences [member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(1,140,000,000)
Reserve of cash flow hedges [member]
Other reserves	ifrs-full_OtherReserves	125,000,000
Reserve of exchange differences on translation [member]
Other reserves	ifrs-full_OtherReserves	390,000,000
Capital redemption reserve [member]
Other reserves	ifrs-full_OtherReserves	19,000,000
Reserve of gains and losses from investments in equity instruments [member]
Other reserves	ifrs-full_OtherReserves	34,000,000
Reserve Of Gains and Losses On Financial Liabilities Measured At Fair Value Through Other Comprehensive Income [Member]
Other reserves	ifrs-full_OtherReserves	46,000,000
Merger reserve [member]
Other reserves	ifrs-full_OtherReserves	(5,165,000,000)
Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]
Other reserves	ifrs-full_OtherReserves	7,000,000
IFRS 9 and 15 [Member]
Equity	ifrs-full_Equity	(196,000,000)	[1]
Non-controlling interests [member]
Equity	ifrs-full_Equity	16,000,000
Other Equity Reserves [Member]
Equity	ifrs-full_Equity	(4,468,000,000)	[2]
Other Equity Reserves [Member] | IFRS 9 and 15 [Member]
Equity	ifrs-full_Equity	72,000,000	[1]
Retained earnings [member]
Equity	ifrs-full_Equity	21,331,000,000
Retained earnings [member] | IFRS 9 and 15 [Member]
Equity	ifrs-full_Equity	(268,000,000)	[1]
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	18,636,000,000
Equity attributable to owners of parent [member] | IFRS 9 and 15 [Member]
Equity	ifrs-full_Equity	(196,000,000)	[1]
Issued capital [member]
Equity	ifrs-full_Equity	452,000,000
Share premium [member]
Equity	ifrs-full_Equity	£ 1,321,000,000

[1]	For further details of the impact of the transition to IFRS 9 and IFRS 15, see note 37.
[2]	For further details of other equity reserves, see note 28.